Note 6 - Property and Equipment	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
Note
6
. Property and Equipment

Property and equipment at
December 31, 2020
and
2019
consists of the following (in thousands):

	2020	2019
Land and land improvements	$15,150	$14,823
Buildings and improvements	47,026	44,596
Machinery and equipment	5,469	5,005
Office furniture and fixtures	8,000	7,234
Vehicles	677	499
Construction in progress	1,086	581
	77,408	72,738
Less accumulated depreciation and amortization	(26,109)	(23,760)
Property and equipment, net	$51,299	$48,978

At
December 31, 2020,
the Company did
not
have any significant fixed contractual commitments for construction projects.